Capital Management (Tables)	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Summary of Regulatory Capital Measure and Risk-Weighted Assets
Regulatory Capital Measures, Risk-Weighted Assets and Leverage Exposures

(Canadian $ in millions, except as noted)	April 30, 2021	October 31, 2020
Common Equity Tier 1 (CET1) Capital	41,415	40,077
Tier 1 Capital	47,180	45,840
Total Capital	53,483	54,661
Risk-Weighted Assets	319,802	336,607
Leverage Exposures	926,323	953,640
CET 1 Capital Ratio	13.0%	11.9%
Tier 1 Capital Ratio	14.8%	13.6%
Total Capital Ratio	16.7%	16.2%
Leverage Ratio	5.1%	4.8%